CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 925	$ 1,708
Restricted bank deposits	304	1,110
Trade receivable, net	10,737	10,310
Deferred tax short term	1,573	1,567
Other accounts receivable and prepaid expenses	5,116	2,500
Inventories, net	6,190	5,965
Total current assets	24,845	23,160
LONG-TERM ASSETS
Severance pay funds	346	282
Deferred tax long term	3,141	2,656
Property and equipment, net	924	1,165
Customer Contracts	4,069	4,684
Software and other IP	5,580	5,987
Patents	5,283	5,283
Other Intangible assets, net	3,350	3,230
Goodwill	7,026	7,026
Total assets	54,564	53,473
CURRENT LIABILITIES
Trade payables	5,860	3,958
Employees and payroll accruals	3,602	2,948
Related parties	121	56
Accrued expenses and other liabilities	3,148	3,497
Deferred revenue short term	1,514	1,633
Deferred tax liability short term	93	156
Short-term liability for future earn-out	903	679
Total current liabilities	15,241	12,927
LONG-TERM LIABILITIES
Long-term loans	471	0
Long-term liability for future earn-out	946	946
Deferred revenue long term	514	423
Deferred tax liability long term	440	0
Accrued severance pay	554	453
Total long-term liabilities	2,925	1,822
SHAREHOLDERS' EQUITY:
Ordinary shares	1,024	1,024
Additional paid-in capital	81,846	81,515
Accumulated deficit	(46,472)	(43,815)
Total shareholders' equity	36,398	38,724
Total Liabilities and Shareholders' Equity	$ 54,564	$ 53,473